Commitments and Contingencies (Details) - USD ($)		Sep. 30, 2015		Dec. 31, 2014
Commitments And Contingencies Details
2015	[1]			$ 595,706
2016		$ 797,388	[2]	797,388	[1]
2017		830,364	[2]	$ 821,399	[1]
2018	[2]	843,917
Total		$ 2,471,669

[1]	Additional contract terms include per subscriber, stream or percentage of revenue charges.
[2]	Additional contract terms include per subscriber, stream or percentage of revenue charges which are not reflected in this table.